Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 — Fair Value Measurements

The following tables present information about the Company’s assets that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	As of June 30,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
	2026	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$58,809,205	$58,809,205	—	—

	As of December 31,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$57,784,454	$57,784,454	—	—